Segment Reporting	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Segment Reporting

20 - SEGMENT REPORTING

The Company operates in two reportable segments based on product differentiation: mobile and enterprise software. Mobile applications involve providing SMS and other content applications and services for mobile devices. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications.

The Company considers all revenues and expenses to be of an operating nature and accordingly, allocates them to the segments. Costs specific to a segment are charged directly to the segment. Company operating expenses are allocated to either of the segments based on gross revenues. Significant assets of the Company include working capital, an investment and property and equipment. The accounting policies of the reportable segments are the same as those described in the summary of the significant accounting policies.

The following table sets forth external revenues, cost of revenues (including depreciation expense), operating expenses (including depreciation expense) and other amounts attributable to these product lines:

Year ended March 31, 2014	Mobile	Software	Total
	$	$	$
Revenue	242,453	1,028,974	1,271,427
Cost of revenue	7,036	156,534	163,570
Gross margin	235,417	872,440	1,107,857

Allocation of operating expenses	288,500	1,069,162	1,357,661
Impairment of investment	-	180,271	180,271
Allocation of interest income, net	(12,881)	(47,738)	(60,619)
Income taxes	(2,709)	(10,041)	(12,750)
	272,909	1,191,654	1,464,563

Net loss	(37,492)	(319,214)	(356,706)

Year ended March 31, 2013	Mobile	Software	Total
	$	$	$

Revenue	77,126	1,233,355	1,310,481
Cost of revenue	8,811	85,661	94,472
Gross margin	68,315	1,147,694	1,216,009

Allocation of operating expenses	74,878	1,257,944	1,332,821
Allocation of interest income, net	(5,053)	(84,889)	(89,942)
Impairment of investment	98,464	-	98,464
Income tax recovery	3,752	63,029	66,781
	172,040	1,236,084	1,408,124

Net loss	(103,725)	(83,390)	(192,115)

Year ended March 31, 2012	Mobile	Software	Total
	$	$	$

Revenue	119,321	1,679,356	1,798,677
Cost of revenue	11,483	113,166	124,649
Gross margin	107,838	1,566,190	1,674,028

Allocation of operating expenses	82,173	1,193,437	1,275,610
Allocation of interest income, net	(8,012)	(116,369)	(124,381)
Income taxes	3,114	45,228	48,342
	77,274	1,122,297	1,199,571

Net income	30,564	443,893	474,457

In the year ended March 31, 2104 one customer accounted for 16% of revenue and no customers generated over 10% of revenue for the year ended March 31, 2013 and 2012.

The following table sets forth total assets used by each segment:

TOTAL ASSETS	March 31, 2014	March 31, 2013
	$	$
Mobile	384,795	144,051
Software	1,633,077	2,303,576
Total assets	2,017,872	2,447,627

The following tables set forth external revenues and long-lived assets attributable to geographic areas. External revenues are based on the location of the customer:

	March 31, 2014	March 31, 2013
	$	$
Long-lived assets
Canada	30,851	24,354
Brazil	3,719	2,253
Total long-lived assets	34,570	26,607

Total Revenue	Year ended March 31, 2014	Year ended March 31, 2013	Year ended March 31, 2012
	$	$

United States	81,407	76,919	143,761
United Kingdom	-	20,946	44,436
Europe	16,373	-	67,077
Brazil	851,774	1,015,248	1,074,938
Canada	77,414	63,705	373,631
Singapore	219,228	47,762	60,187
Other	25,232	85,901	34,647
Total revenue	1,271,427	1,310,481	1,798,677

Management evaluates each segment’s performance based upon revenues and gross margins achieved.